SCHEDULE OF AMORTIZATION EXPENSE FOR OTHER INTANGIBLE ASSETS (Details) - JPY (¥) ¥ in Thousands	Sep. 30, 2025	Sep. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
2026	¥ 3,720
2027	1,214
2028	125
2029	50
2030	12
Thereafter
Net carrying amount	¥ 5,121	¥ 8,283